Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | U.S. Treasury Bills 07/01/2025 4.056% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Home Loan Banks Discount Notes 07/01/2025 4.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Home Loan Banks Discount Notes 08/01/2025 4.170% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Farm Credit Banks Discount Notes 08/21/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Home Loan Banks Discount Notes 08/06/2025 4.190% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Home Loan Banks Discount Notes 11/07/2025 4.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal National Mortgage Association 08/21/2026 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Farm Credit Banks Discount Notes 07/14/2025 3.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Federal Home Loan Banks Discount Notes 09/11/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 1 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | U.S. Treasury Bills 07/01/2025 4.056% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Home Loan Banks Discount Notes 07/01/2025 4.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Home Loan Banks Discount Notes 08/01/2025 4.170% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Farm Credit Banks Discount Notes 08/21/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Home Loan Banks Discount Notes 08/06/2025 4.190% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Home Loan Banks Discount Notes 11/07/2025 4.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal National Mortgage Association 08/21/2026 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Farm Credit Banks Discount Notes 07/14/2025 3.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Federal Home Loan Banks Discount Notes 09/11/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 2 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | U.S. Treasury Bills 07/01/2025 4.056% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Home Loan Banks Discount Notes 07/01/2025 4.310% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Home Loan Banks Discount Notes 08/01/2025 4.170% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Farm Credit Banks Discount Notes 08/21/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Home Loan Banks Discount Notes 08/06/2025 4.190% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Home Loan Banks Discount Notes 11/07/2025 4.220% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal National Mortgage Association 08/21/2026 4.490% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Farm Credit Banks Discount Notes 07/14/2025 3.990% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Federal Home Loan Banks Discount Notes 09/11/2025 4.260% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Variable Portfolio - Government Money Market Fund - Class 3 | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%